(24) OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Payables [Abstract]
Consumers and concessionaires, current	R$ 114,610	R$ 93,612
Energy efficiency program - PEE, current	230,451	183,225
Research & Development - P&D, current	93,658	110,495
EPE/FNDCT/PROCEL (*), current	49,275	38,052
Reversion fund, current	1,712	1,712
Advances, current	234,556	197,470
Tariff discounts - CDE, current	76,632	96,819
Provision for socio environmental costs and asset retirement, current	24,485	22,489
Payroll, current	18,004	15,674
Profit sharing, current	98,713	95,502
Collections agreement, current	93,740	85,018
Business combination, current	7,901	7,598
Others, current	50,533	31,630
Total, current	1,094,269	979,296
Consumers and concessionaires, noncurrent	183,938	47,831
Energy efficiency program - PEE, noncurrent	89,522	120,563
Research & Development - P&D, noncurrent	125,111	72,941
EPE/FNDCT/PROCEL (*), noncurrent
Reversion fund, noncurrent	12,615	14,327
Advances, noncurrent	43,263	48,724
Tariff discounts - CDE, noncurrent
Provision for socio environmental costs and asset retirement, noncurrent	203,844	110,261
Payroll, noncurrent
Profit sharing, noncurrent	29,631	20,575
Collections agreement, noncurrent
Business combination, noncurrent
Others, noncurrent	71,406	40,174
Total, noncurrent	R$ 759,331	R$ 475,396